Related Party Transactions (Details Narrative)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Repayments of related party debt		$ 69,134				$ 28,263		$ 94,468
Ownership description	Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. Sales commission incurred in each period is recorded as part of selling expense of the Company.					Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company	Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company
Cash FDIC insured amount	$ 250,000					$ 250,000				¥ 500,000
Unpaid registered capital	17,772,925					17,772,925				¥ 126,000,000	¥ 126
Retainage payable				$ 38,138				38,138
CEO and CFO [Member]
Related Party Transaction [Line Items]
Other receivables	3,298,467			2,524,366		2,684,029		2,524,366
Cash FDIC insured amount		64,749		2,055,415		125,000		2,055,415
Payment Extension Agreement [Member]
Related Party Transaction [Line Items]
Other receivables	4,364,105					4,364,105
Accounts payable				746,480				746,480				$ 6,835,124
Repayments of related party debt		174,680	¥ 1,195,000	1,626,379	¥ 11,350,337	628,003	¥ 4,440,000	1,626,379	¥ 11,350,337
Sales Under Indirect Supply Model [Member]
Related Party Transaction [Line Items]
Purchases from related party	2,954,607	1,448,109				8,593,998		5,388,728
Accounts payable	18,066			18,912		18,378		18,912
Accounts receivable, related parties	8,437,022			4,665,735		5,209,169		4,665,735
Vendor C [Member]
Related Party Transaction [Line Items]
Purchases from related party		369,389				438,230		2,626,103
Related party transaction, advanced	233,729					219,734		10,353
Other receivables													$ 2,077,476	¥ 15,000,000
Vendor A [Member]
Related Party Transaction [Line Items]
Purchases from related party	2,960,164	$ 1,908,106				8,552,684		5,549,968
Accounts payable	6,118,302			2,384,085		2,871,033		2,384,085
Vendor B [Member]
Related Party Transaction [Line Items]
Purchases from related party								79,608
Accounts payable	$ 4,290,063			5,135,351		4,364,105		5,135,351
Retainage payable				$ 38,119				$ 38,119
Yongliansen [Member]
Related Party Transaction [Line Items]
Other receivables													$ 2,113,331
Shanghai Haozong Rubber & Plastic Technology Co., Ltd [Member] | Jun Tong [Member]
Related Party Transaction [Line Items]
Ownership percentage	30.00%					30.00%				30.00%	30.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Related Party Transaction [Line Items]
Ownership percentage	90.00%					90.00%				90.00%	90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage	70.00%					70.00%				70.00%	70.00%